CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS)(USD ($))	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 11,989,446	$ 16,858,178	$ 21,370,325
Costs of revenue	(8,797,732)	(10,447,612)	(13,254,587)
Gross profit	3,191,714	6,410,566	8,115,738
Service income	454,440	309,060	300,338
Service expenses	(45,364)	(54,761)	(71,376)
General and administrative expense	(4,149,856)	(1,977,610)	(2,599,368)
Impairment loss for intangible assets	(395,506)	0	0
Selling expense	(1,167,487)	(1,182,209)	(1,357,972)
Operating Income (Loss)	(2,112,059)	3,505,046	4,387,360
Financial expenses ( including interest expense of $176,231, $159,483 and $149,488)	(195,965)	(164,074)	(151,720)
Other income	51,501	5,033	23,872
Other expense	0	0	(173)
Loss on disposal of equipment	(635)	(473,709)	0
Change in fair value of warrants liability	2,866,171	(346,691)	(180,192)
Income before provision for income tax and non-controlling interest	609,013	2,525,605	4,079,147
Provision for income tax (expense) benefit	49,991	(522,279)	(862,795)
Net income	659,004	2,003,326	3,216,352
Less: net income (loss) attributable to non-controlling interest	(339,989)	7,705	10,201
Net income attributable to Dehaier Medical Systems Limited	998,993	1,995,621	3,206,151
Net income	659,004	2,003,326	3,216,352
Other comprehensive income (Loss)
Foreign currency translation gain (loss)	(594,556)	1,028,124	398,686
Comprehensive Income	64,448	3,031,450	3,615,038
-less comprehensive income (loss) attributable to the non-controlling interest	(367,181)	52,960	27,173
Comprehensive income attributable to Dehaier Medical Systems Limited	$ 431,629	$ 2,978,490	$ 3,587,865
Earnings per share
-Basic (in dollars per share)	$ 0.18	$ 0.43	$ 0.70
-Diluted (in dollars per share)	$ 0.18	$ 0.43	$ 0.70
Weighted average number of common shares used in computation
-Basic (in shares)	5,510,076	4,625,195	4,578,151
-Diluted (in shares)	5,597,169	4,676,127	4,601,907